Income Taxes	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

7. INCOME TAXES

The effective tax rate for the three and six months ended June 30, 2014 was 32.6% and 42.8%, respectively, compared to 41.9% and 45.3% for the three and six months ended June 30, 2013, respectively. The lower effective tax rate during the three months ended June 30, 2014 was due to the favorable resolution of tax audits for which specific provisions had been made and lower losses in jurisdictions where the book benefit of losses are not recognized. The lower effective tax rate during the six months ended June 30, 2014 was the net result of the pre-tax charge relating to the re-measurement of Venezuelan assets recognized in the first quarter, for which no corresponding tax benefit was recorded. This factor was more than offset by the discrete tax benefits resulting from the favorable resolution of tax audits recorded during the second quarter and lower losses in jurisdictions where the book benefit of losses are not recognized.